Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Revenues		$ 16,830	$ 13,688	$ 10,008
Cost of revenues and Cost of advertising	[1]	(16,334)	(13,291)	(9,757)
Operating expenses	[2]	(7,889)	(5,357)	(3,540)
Other segment items	[3]	3,346	(2,844)	(1,309)
Net loss		(4,047)	(7,804)	(4,598)
E-commerce [Member]
Schedule of Segment Information [Line Items]
Revenues		14,412	13,688	10,008
Cost of revenues and Cost of advertising	[1]	(14,235)	(13,291)	(9,757)
Operating expenses	[2]	(7,562)	(5,357)	(3,540)
Other segment items
Net loss		(7,385)	(4,960)	(3,289)
Logistics [Member]
Schedule of Segment Information [Line Items]
Revenues		2,418
Cost of revenues and Cost of advertising	[1]	(2,099)
Operating expenses	[2]	(327)
Other segment items
Net loss		(8)
Corporate / Other [Member]
Schedule of Segment Information [Line Items]
Revenues
Cost of revenues and Cost of advertising	[1]
Operating expenses	[2]
Other segment items	[3]	3,346	(2,844)	(1,309)
Net loss		$ 3,346	$ (2,844)	$ (1,309)

[1]	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.
[2]	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes, consultants fee, legal fees and miscellaneous expenses.
[3]	Other segment expense items include equity losses, changes in the fair value of derivative liabilities and investments measured at fair value, finance expenses related to convertible debt, convertible loan receivable and loan commitment liabilities, other financial expenses, depreciation and amortization of intangible assets and income taxes.